Deposits, Payments and Other Receivables, Net (Tables)	6 Months Ended
Mar. 31, 2025
Deposits, Payments and Other Receivables, Net [Abstract]
Schedule of Deposits, Payments and Other Receivables

Deposits, payments and other receivables, net consist of the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Payments for suppliers	1,571,422	116,830	16,100
Deferred IPO costs	10,961,224	13,238,746	1,824,348
Others	70,658	96,984	13,365
Total	12,603,304	13,452,560	1,853,812